INCOME TAX (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Before Income Taxes	$ (19,599)	$ (39,408)	$ (287,763)	$ (4,148,947)
Statutory Income Tax Rate	16.50%	16.50%	21.00%	35.00%
Income Tax Expense At Statutory Rate	$ (723)	$ (2,938)
Net Operating Loss	(32,414)	(38,359)	$ (290,014)	$ (4,171,773)
Income Tax Expense	$ 0	$ 0
Income Tax expense [Member]
Loss Before Income Taxes			$ (73,353)	$ (5,687)
Statutory Income Tax Rate			16.50%	16.50%
Income Tax Expense At Statutory Rate			$ (12,103)	$ (938)
Tax Effect Of Non-taxable Items			(1,059)	(3,936)
Net Operating Loss			13,162	4,874
Income Tax Expense			$ 0	$ 0